Summary of Shares Outstanding Under Share Based Incentive Plans (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity-Settled Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	4,659	4,659
Redeemed	(3,189)
Ending balance	1,470	4,659
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	316,904	202,796
Granted	363,253	209,368
Redeemed	(127,884)	(75,284)
Forfeited	(67,491)	(19,976)
Ending balance	484,782	316,904
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	166,768	227,150
Granted	502,558	101,945
Redeemed	(39,028)	(66,138)
Forfeited	(64,919)	(96,189)
Ending balance	565,379	166,768
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	368,845	159,553
Granted		210,580
Redeemed	(57,442)
Forfeited	(22,696)	(1,288)
Ending balance	288,707	368,845
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	89,613	52,682
Granted		36,931
Redeemed	(12,039)
Ending balance	77,574	89,613